Debt (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Debt Disclosure [Abstract]
Schedule of debt
December 31,
2016
Senior secured notes	$8,350,000
Unamortized debt discount	(3,416,339)
$4,933,661

	September 30,
	2016	2015
Term loans-Bank	$2,526,502	$3,404,759
Equipment loans	354,979	334,093
Unamortized debt discount	(61,224)	(73,442)
	2,820,257	3,665,410
Less: current portion	(586,454)	(742,646)
Long-term debt	$2,233,803	$2,922,764

Schedule of future maturities of debt
2017	$586,454
2018	515,793
2019	549,694
2020	569,142
2021	497,491
Thereafter	162,907
$2,881,481